SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2020
SHARE BASED COMPENSATION.
Summary of Stock Option Activity

A summary of the aggregate option activity and information regarding options outstanding as of December 31, 2020 is as follows:

		Weighted	Weighted
		Average	Average	Aggregate
	Number of	Exercise	Remaining	Intrinsic
	Options	Price	Contract Life	Value
Options outstanding on January 1, 2020	6,765,117	0.56
Granted	—	—
Forfeited	—	—
Expired	—	—
Exercised	(4,916,850)	0.54
Options outstanding on December 31, 2020	1,848,267	0.59	3.74	20,104
Options vested or expected to vest on December 31, 2020	20,207,103	0.47	2.40	222,373
Options exercisable on December 31, 2020	1,847,659	0.59	3.74	20,097

Schedule of Nonvested Restricted Stock Units Activity

A summary of the non-vested RSU activity in 2020 is as follows:

		Weighted
		Average
	Number of	Grant Date
	RSUs	Fair Value
Non-vested RSUs on January 1, 2020	30,517,852	$1.39
Granted	—
Vested	(12,899,400)	1.39
Forfeited	(35,000)	1.43
Non-vested RSUs on December 31, 2020	17,583,452	1.38